Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding	803,047	543,276
Granted	375,017	488,560
Exercised	(463,608)
Settled		(220,289)
Forfeited	(4,750)	(8,500)
Outstanding	709,706	803,047
Performance Based Restricted Share Units [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding	1,112,378	1,142,544
Granted	213,600	143,740
Exercised	(179,938)
Settled		(129,706)
Forfeited	(740)	(44,200)
Outstanding	1,145,300	1,112,378